Net Loss Per Share - Computation of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss	$ (10,171)	$ (8,284)	$ (36,461)	$ (39,661)
Deemed dividends			0	(2,724)
Net loss attributable to common stockholders			$ (36,461)	$ (42,385)
Denominator:
Weighted average shares outstanding - basic	20,396,354	436,890	7,977,360	373,446
Effect of dilutive shares			$ 0	$ 0
Loss per share - basic	$ (0.5)	$ (18.96)	$ (4.57)	$ (113.5)